Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($) Customers	Dec. 31, 2018 USD ($) Customers	Dec. 31, 2017 USD ($) Customers	Dec. 31, 2016 USD ($)
Summary of Significant Accounting Policies (Textual)
Subsidiary entity shareholders voting, description	(i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.
Advertising costs	$ 1,425,258	$ 14,071,241	$ 23,171,170
Tax effect
Percentage of revenue	57.00%	91.00%	95.00%
Number of customers | Customers	3	4	2
Credit risk exposure of uninured cash in banks	$ 3,695,687	$ 1,192,218
Impairment of intangible assets		724,437
Impairment loss for property plant and equipment	95,471	1,228,362
Cash	$ 3,695,687	$ 1,192,218	$ 72,379	$ 83,843